Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
June 30, 2021

Dates Covered
Collections Period	06/01/21 - 06/30/21
Interest Accrual Period	06/15/21 - 07/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/21	548,787,901.60	29,357
Yield Supplement Overcollateralization Amount 05/31/21	25,141,970.88	0
Receivables Balance 05/31/21	573,929,872.48	29,357
Principal Payments	27,063,554.68	797
Defaulted Receivables	302,522.49	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/21	23,569,113.48	0
Pool Balance at 06/30/21	522,994,681.83	28,543

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.02%
Prepayment ABS Speed	1.83%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,924,835.93	90
Past Due 61-90 days	707,295.24	32
Past Due 91-120 days	135,968.74	9
Past Due 121+ days	0.00	0
Total	2,768,099.91	131

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.51%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	346,153.30
Aggregate Net Losses/(Gains) - June 2021	-43,630.81
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.09%
Prior Net Losses Ratio	0.13%
Second Prior Net Losses Ratio	0.11%
Third Prior Net Losses Ratio	0.16%
Four Month Average	0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.16%

Overcollateralization Target Amount	6,014,438.84
Actual Overcollateralization	6,014,438.84
Weighted Average APR	3.69%
Weighted Average APR, Yield Adjusted	6.06%
Weighted Average Remaining Term	48.79

Flow of Funds	$ Amount
Collections	29,180,112.31
Investment Earnings on Cash Accounts	240.42
Servicing Fee	(478,274.89)
Transfer to Collection Account	-
Available Funds	28,702,077.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	262,287.99
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,732,158.90
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,014,438.84
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,895,485.86

Total Distributions of Available Funds	28,702,077.84

Servicing Fee	478,274.89
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 06/15/21	542,476,840.73
Principal Paid	25,496,597.74
Note Balance @ 07/15/21	516,980,242.99

Class A-1
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2a
Note Balance @ 06/15/21	119,763,476.50
Principal Paid	20,972,715.96
Note Balance @ 07/15/21	98,790,760.54
Note Factor @ 07/15/21	42.6189649%

Class A-2b
Note Balance @ 06/15/21	25,833,364.23
Principal Paid	4,523,881.78
Note Balance @ 07/15/21	21,309,482.45
Note Factor @ 07/15/21	42.6189649%

Class A-3
Note Balance @ 06/15/21	281,800,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	281,800,000.00
Note Factor @ 07/15/21	100.0000000%

Class A-4
Note Balance @ 06/15/21	76,830,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	76,830,000.00
Note Factor @ 07/15/21	100.0000000%

Class B
Note Balance @ 06/15/21	25,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	25,500,000.00
Note Factor @ 07/15/21	100.0000000%

Class C
Note Balance @ 06/15/21	12,750,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	12,750,000.00
Note Factor @ 07/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	309,994.24
Total Principal Paid	25,496,597.74
Total Paid	25,806,591.98

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	54,891.59
Principal Paid	20,972,715.96
Total Paid to A-2a Holders	21,027,607.55

Class A-2b
One-Month Libor	0.07288%
Coupon	0.32288%
Interest Paid	6,950.90
Principal Paid	4,523,881.78
Total Paid to A-2b Holders	4,530,832.68

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3656972
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.0780928
Total Distribution Amount	30.4437900

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2368058
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	90.4776357
Total A-2a Distribution Amount	90.7144415

A-2b Interest Distribution Amount	0.1390180
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	90.4776356
Total A-2b Distribution Amount	90.6166536

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	264.04
Noteholders' Third Priority Principal Distributable Amount	500.07
Noteholders' Principal Distributable Amount	235.89

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/21	8,498,098.59
Investment Earnings	182.29
Investment Earnings Paid	(182.29)
Deposit/(Withdrawal)	-
Balance as of 07/15/21	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,336,707.78	$1,346,457.67	$659,352.53
Number of Extensions	53	51	26
Ratio of extensions to Beginning of Period Receivables Balance	0.23%	0.22%	0.11%